Income Taxes And Tax Status (Schedule of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes And Tax Status [Abstract]
Net operating loss carry-forward	$ 83,865	$ 84,192
Research and development credit	7,608	7,879
Stock compensation	(28)	1,027
Patents and other	1,479	1,495
Contingent payment obligation	3,119	2,842
Inventories	139	249
Fixed assets	2	25
Accrued liabilities	200	146
Deferred rent and lease liabilities	142	46
Charitable contributions	1	5
Capital loss carry-forward		3
Warranty reserve	3	4
Deferred tax assets, gross	96,530	97,913
Less valuation allowance	(96,320)	(97,816)
Net deferred tax asset	210	97
Convertible debt	(210)	(97)
Deferred tax liabilities, gross	(210)	(97)
Net deferred tax asset